RELATED PARTY ITEMS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY ITEMS

NOTE 4 – RELATED PARTY ITEMS

Notes Payable Related Parties

During the three months ended March 31, 2024, and 2023, the Company obtained $ 15,430 and $12,012 loan from our related parties, repaid $ 17,431 and $47,150 to our related parties and recognized interest of $6,876 and $7,224, respectively.

As of March 31, 2024, and December 31,2023, the Company had notes payable related parties of $932,853 and $934,854 and accrued interest of $98,282 and $91,406, respectively. The notes are unsecured, 3% interest bearing and due on demand.

Due to related party

As of March 31,2024, and December 31,2023, the Company had due to related party of $3,275.

Stock based compensation.

During the three months ended March 31,2023, the Company issued 25,000 shares for compensation -management of $37,500.

NOTE 4 – RELATED PARTY TRANSACTIONS

Loans from Related Parties

During the year ended December 31, 2023, the Company borrowed $157,828 from our related parties and repaid $148,552 to our related parties. During the year ended December 31, 2023, the Company recorded interest expense of $28,750. As of December 31, 2023, and 2022, the Company had notes payable related parties of $934,854 and $925,578 and accrued interest of $91,406 and $62,657, respectively. The notes are unsecured, 3% interest bearing and due on demand.

Due to related party

As of December 31,2023, and December 31,2022, the Company had due to related party of $3,275.

Stock based compensation.

During the year ended December 31,2023, the Company issued 25,000 shares for compensation -management of $37,500.

Management Compensation

During the year ended December 31, 2022, the Company accrued $33,000 and paid $9,000 management fees and issued 160,000 shares of common stock to the Company’s Chief Executive Officer. The Company valued 160,000 shares of common stock at $1.50 per share based on subscription agreements signed with investors in cash during October and November 2022 for the amount of $240,000.

During the year ended December 31,2023, the Company accrued $120,000 and paid $0 management fees.